QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172

Investment Company Act file number

WORLD FUNDS TRUST

(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235

(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

PractusTM LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

(804) 267-7400

Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2019

ITEM 1. SCHEDULE OF INVESTMENTS

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.18%

CONSUMER DISCRETIONARY - 20.06%
Abercrombie & Fitch Co.	50,700	$813,228
AutoZone, Inc.*	780	857,587
Big Lots, Inc.	27,500	786,775
eBay Inc.	27,300	1,078,350
GameStop Corp. - Class A	79,000	432,130
Harley-Davidson, Inc.	16,100	576,863
Target Corp.	10,900	944,049
		5,488,982

CONSUMER STAPLES - 10.73%
Fresh Del Monte Produce Inc.	16,700	450,065
General Mills, Inc.	14,500	761,540
The Kraft Heinz Company	26,900	834,976
The Proctor & Gamble Co.	8,100	888,165
		2,934,746

ENERGY - 2.23%
KLX Energy Services Holdings, Inc.*	29,900	610,857

FINANCIALS - 22.09%
American Express Co.	8,800	1,086,272
CIT Group Inc.	18,700	982,498
Community Trust Bancorp, Inc.	13,500	570,915
CVB Financial Corp.	43,200	908,496
First Hawaiian, Inc.	35,700	923,559
WesBanco, Inc.	19,400	747,870
Westamerica Bancorporation	13,400	825,574
		6,045,184

HEALTH CARE - 4.85%
GlaxoSmithKline PLC	16,800	672,336
Johnson & Johnson	4,700	654,616
		1,326,952

INDUSTRIALS - 11.49%
Fastenal Co.	31,200	1,016,808
HNI Corp.	18,100	640,378
Pitney Bowes Inc.	77,100	329,988
Stericycle, Inc.*	24,200	1,155,550
		3,142,724

INFORMATION TECHNOLOGY - 18.69%
CDK Global, Inc.	20,800	1,028,352
Cisco Systems, Inc.	16,100	881,153
Dolby Laboratories Inc. - Class A	14,500	936,700
EVERTEC, Inc.	21,100	689,970
International Business Machines Corp.	5,700	786,030
NCR Corp.*	25,500	793,050
		5,115,255

MATERIALS - 2.47%
Compass Minerals International, Inc.	12,300	675,885

UTILITIES - 3.57%
Exelon Corp.	20,400	977,976

TOTAL COMMON STOCKS - 96.18%		26,318,561

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 3.99%
Federated Institutional Prime Obligations Fund Institutional Class 2.45%**	1,090,742	$1,091,129

TOTAL INVESTMENTS - 100.17%		27,409,690
Liabilities in excess of other assets - (0.17)%		(45,834)
NET ASSETS - 100.00%		$27,363,856

* Non-income producing

** Effective 7 day yield as of June 30, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$26,318,561	$—	$—	$26,318,561
Money Market Funds	1,091,129	—	—	1,091,129
	$27,409,690	$—	$—	$27,409,690

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2019.

At June 30, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $25,936,706 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,332,859
Gross unrealized depreciation	(1,859,875)
Net unrealized appreciation	$1,472,984

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1  Certification of Principal Executive Officer

99.2  Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	August 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	August 21, 2019

By:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer

Date:	August 21, 2019